Intangible Assets (Disclosure of detailed information about purchase price allocation of intangible assets) (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Jul. 21, 2020	Jan. 31, 2022	Jan. 31, 2021
Consideration
Cash consideration on closing		$ 333,369	$ 195,010
Purchase Price allocation
Intangible assets		518,778	$ 248,010
MobileWellbeing ("MWB") [Member]
Consideration
Cash consideration on closing	$ 25,000
Issued shares (50,000 shares issued at $1.06/share)	$ 53,000
Shares issued to acquire intangible assets, including closing	50,000		50,000
Shares issued to acquire intangible assets, value per share	$ 1.06
Total Consideration	$ 78,000
Purchase Price allocation
Intangible assets	78,000	$ 119,571	$ 91,970
Total Purchase Price allocation	$ 78,000